Award Timing Disclosure	12 Months Ended
	Dec. 31, 2024	Feb. 26, 2024 USD ($) shares $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Practices Related to the Grant of Certain Equity Awards
In response to Item 402(x)(1) of Regulation S-K, commencing March 1, 2024, the Company’s practice is to not grant new awards of stock options, stock appreciation rights, or similar option-like instruments within four business days before or one business day after the release of a Form 10-Q, 10-K, or 8-K that discloses material nonpublic information. Accordingly, the Company has no specific policy or practice on the timing of awards of such options in relation to the disclosure of material nonpublic information by the Company. In the event the Company determines to grant new awards of such options, the Board will evaluate the appropriate steps to take in relation to the foregoing.
On February 26, 2024, the Company granted Mr. Grossman an incentive stock option to purchase 870,950 shares of common stock (the “Grossman Option”) two business days prior to the (i) release of its fourth quarter and full year 2023 financial results and business updates, and (ii) filing of its Annual Report on Form 10-K for the year ended December 31, 2023. The Grossman Option is disclosed below:

Name	Grant Date	Number of Securities Underlying the Award	Exercise Price of the Award ($/Sh)	Grant Date Fair Value of the Award
Percentage Change in the Closing
Market Price of the Securities
Underlying the Award Between
the Trading Day Ending
Immediately Prior to the
Disclosure of Material Nonpublic
Information and the Trading Day
Beginning Immediately Following
the Disclosure of Material
Nonpublic Information

Adam S. Grossman	02/26/2024	870,950	5.40	$3,042,274	(0.37)%

Award Timing MNPI Considered	false
Award Timing, How MNPI Considered
In response to Item 402(x)(1) of Regulation S-K, commencing March 1, 2024, the Company’s practice is to not grant new awards of stock options, stock appreciation rights, or similar option-like instruments within four business days before or one business day after the release of a Form 10-Q, 10-K, or 8-K that discloses material nonpublic information. Accordingly, the Company has no specific policy or practice on the timing of awards of such options in relation to the disclosure of material nonpublic information by the Company. In the event the Company determines to grant new awards of such options, the Board will evaluate the appropriate steps to take in relation to the foregoing.

Adam S. Grossman [Member]
Awards Close in Time to MNPI Disclosures
Name		Adam S. Grossman
Underlying Securities | shares		870,950
Exercise Price | $ / shares		$ 5.4
Fair Value as of Grant Date | $		$ 3,042,274
Underlying Security Market Price Change		(0.0037)